THE PHOENIX-ENGEMANN FUNDS

                         PHOENIX-ENGEMANN VALUE 25 FUND

     Supplement dated February 23, 2001 to the Prospectus dated May 1, 2000, as supplemented January 18, 2001,
        and to the Statement of Additional Information dated May 1, 2000

        Effective February 23, 2001, the Phoenix-Engemann Value 25 Fund has been liquidated and is no longer available for investment.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.


PXP 2001/V25C (2/01)